Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

Note 22 - Share-based payments:

As mentioned in Note 3.23, the Company has the following stock option plans:

2004 Option Plan

The maximum number of Class C common shares that may be issued under the 2004 Option Plan was 45,000,000 Class C common shares, subject to adjustment in accordance with the terms of the 2004 Option Plan. As of December 31, 2025, a total of 37,745,312 Class C common shares were issuable upon the exercise of Stock Options granted under the 2004 Option Plan, of which 28,986,153 Class C common shares correspond to Stock Options that are fully vested. Of the 37,745,312 Class C common shares issuable upon the exercise of Stock Options, 30,824,335 Class C common shares correspond to Common Options and 6,920,977 correspond to Exit Options, as described below.

The tables below set forth the number of Class C common shares issuable upon the exercise of Common Options and Exit Options granted per year (net of forfeitures) and the weighted average strike prices of the Class C common shares subject to Common Options and Exit Options (considering the 3-for-1 share split effected in connection with the IPO).

		Number of Common Options
		2025	2024		2023
Outstanding as of January 1st		33,498,750		34,991,250		29,366,250
Granted during the year		—		—		6,270,000
Exercised during the year		(2,093,449)		—		—
Cancelled during the year		(93,466)
Forfeited during the year		(487,500)		(1,492,500)		(645,000.00)
Outstanding as of December 31st		30,824,335		33,498,750		34,991,250
Exercisable as of December 31st		—		—		—
Weighted average strike price	US$	6.25	US$	5.98	US$	6.02

The weighted average remaining contractual life of options outstanding as of December 31, 2025, 2024, and 2023 were 23, years, 24 years, and 25 years, respectively.

		Number of Exit Options
	2025		2024		2023
Outstanding as of January 1st		7,444,974		7,444,974		7,064,982
Granted during the year		—		—		379,992
Exercised during the year		(472,604)		—		—
Cancelled during the year		(51,393)		—		—
Outstanding as of December 31st		6,920,977		7,444,974		7,444,974
Exercisable as of December 31st		—		—		—
Weighted average strike price	US$	3.47	US$	3.43	US$	3.43

The weighted average remaining contractual life of Exit Options outstanding as of December 31, 2025, 2024 and 2023 were 25, 26 and 27 years, respectively.

As part of the secondary offering mentioned in Note 17, an aggregate amount of 2,710,912 options were exercised and cancelled.

The following table illustrates the outstanding share options under the 2004 Option plan and the corresponding strike prices (considering the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US$		Average option fair value at grant date (1)		Average fair value of share at grant date		Expiry Date, December of
	2025	2024	2023
2006	73,596	600,000	600,000	US$	0.50		N/A		N/A	2036
2006	11,735	472,500	472,500	US$	0.33		N/A		N/A	2036
2007	276,869	465,000	465,000	US$	0.58		N/A		N/A	2037
2008	691,188	810,000	810,000	US$	0.83		N/A		N/A	2038
2009	792,708	900,000	900,000	US$	1.08		N/A		N/A	2039
2010	833,775	1,020,000	1,080,000	US$	1.08		N/A		N/A	2040
2011	1,117,435	1,252,500	1,312,500	US$	1.33		N/A		N/A	2041
2012	1,244,354	1,252,500	1,312,500	US$	1.67		N/A		N/A	2042
2013	1,266,239	1,323,750	1,402,500	US$	2.00		N/A		N/A	2043
2014	1,347,333	1,406,250	1,481,250	US$	2.17	US$	0.01	US$	0.03	2044
2015	1,420,812	1,458,000	1,548,000	US$	2.17	US$	0.02	US$	0.04	2045
2016	1,662,142	1,733,250	1,823,250	US$	1.90	US$	0.00003	US$	0.00003	2046
2017	641,180	720,000	821,250	US$	2.72	US$	0.0002	US$	0.001	2047
2018	766,346	813,750	907,500	US$	3.10	US$	0.13	US$	0.36	2048
2019	745,560	780,000	847,500	US$	4.33	US$	0.41	US$	1.01	2049
2020	925,019	963,750	1,042,500	US$	5.00	US$	2.5	US$	4.48	2050
2021	4,746,953	4,830,000	4,935,000	US$	6.33	US$	3.75	US$	6.54	2051
2022	6,493,591	6,727,500	6,960,000	US$	9.67	US$	2.08	US$	4.18	2052
2023	5,767,500	5,970,000	6,270,000	US$	12.17	US$	9.37	US$	15.4	2053
	30,824,335	33,498,750	34,991,250

(1) The Company applied the exemption permitted by IFRS 1, First-time Adoption of IFRS, for share-based payments that were vested before the transition date and only applied IFRS 2 for the options granted in 2014 onwards. Therefore, the fair value of options granted from 2006 to 2013 has not been calculated nor recognized.

The following table illustrates the outstanding Exit options under the 2004 Option plan and the corresponding strike prices (considering the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US$		Fair value at grant date (1)		Expiry Date, December of
	2025	2024	2023
2020	2,912,413	3,034,992	3,034,992	US$	2.37	US$	3.04	2050
2020	3,024,949	3,129,990	3,129,990	US$	3.67	US$	2.77	2050
2021	900,000	900,000	900,000	US$	6.33	US$	3.84	2051
2023	—	189,996	189,996	US$	2.37	US$	2.68	2053
2023	83,615	189,996	189,996	US$	3.67	US$	2.53	2053
	6,920,977	7,444,974	7,444,974

(1) Due to the change in the estimated date of the IPO, the fair value of the options was recalculated. Previously, the fair values of the options were US$3.02 (strike price US$2.37) and US$2.76 (strike price US$3.67) for the 2020 grant, and US$3.82 (strike price US$6.33) for the 2021 grant.

2024 Post-IPO Equity Incentive Plan

A total of 4,090,000 Class A common shares are issuable upon the exercise of stock options granted under the 2024 Post-IPO Equity Incentive Plan, of which 347,500 Class A common shares correspond to Stock Options that are fully vested. These stock options vest over four years, with 25.0% vesting at the end of each of the first, second, third and fourth anniversary of the grant date. The exercise price will be the closing price of the Class A common shares on the grant date. The table below sets forth the number of Class A common shares issuable upon the exercise of stock options granted per year and the weighted average strike price.

	Number of stock options
		2025		2024
Outstanding as of January 1,		1,310,000		—
Granted during the year		2,860,000		1,310,000
Forfeited during the year		(80,000)		—
Outstanding as of December 31,		4,090,000		1,310,000
Exercisable as of December 31,		—		—
Weighted average strike price on the grant date	US$	32.90	US$	29.09

To determine the fair value of share-based payments related to the 2024 Post-IPO Equity Incentive Plan, management used the binomial tree valuation model and the following assumptions:

	For the year ended
	December 31, 2025	December 31, 2024
Expected life of the share option or appreciation right	10 years	10 years
Volatility of the stock price of comparable companies	38.64%	37.21%

The following table illustrates the outstanding equity incentive options under the 2024 Post-IPO Equity Incentive Plan and the corresponding strike price and expiry date:

Grant date	Number of outstanding Options granted – December 31, 2025	Strike price US Dollars	Fair value at grant date	Expiry date, December of
Dec 2024	1,230,000	$29.09	$13.92	2034
Apr 2025	160,000	$26.74	$16.34	2035
Dec 2025	2,700,000	$34.79	$17.01	2035

Restricted Stock Units

The Company’s Board of directors also approved the award of Restricted Stock Units (RSUs) under the 2024 Post-IPO Equity Incentive Plan, all of which have been granted to senior management and certain members of the Board as bonus compensation. Out of the 1,126,000 RSUs granted, 846,000 RSUs are subject to cliff-vesting over a one-year period, with 100% of the total RSUs vesting in a single installment on January 1, 2026 (305,000 RSUs) and 2027(541,000 RSUs), and 280,000 RSUs vest over three years. The table below sets forth the number of RSUs granted per year.

	Number of restricted stock units (1)
	2025	2024
Outstanding as of January 1,	585,000	—
Granted during the year	541,000	585,000
Vested RSUs during the year	(93,333)	—
Outstanding as of December 31,	1,032,667	585,000

Liquidity Event Share Plan

The Company’s board of directors adopted a plan in 2023 (the “Liquidity Event Share Plan”) pursuant to which certain members of senior management and Bolton Partners Ltd., could become eligible to receive incremental equity compensation subject to the consummation of an IPO and further conditioned to the achievement of certain targets of enterprise valuation. The board of directors approved 7,500,000 Class C RSUs to be granted under the Liquidity Event Share Plan. After the IPO, the board concluded that based on the terms of the IPO, the conditions for delivery of the full amount of shares under the Liquidity Event Share Plan had been met and decided that Class C common shares would be delivered to the participants. On June 24, 2025, the Company's board of directors approved the specific allocation and delivery of the RSUs to Bolton Partners Ltd. and some direct reports of the Company's CEO pursuant to the Liquidity Event Share Plan. These RSUs will vest over three years in increments of 8.33% at the end of designated quarterly dates, starting with 625,000 RSUs on June 30, 2025, and continuing quarterly until March 31, 2028.

	Number of restricted stock units (1)
	2025	2024
Outstanding as of January 1,	—	—
Granted during the year	7,500,000	—
Vested RSUs during the year	(1,875,000)	—
Outstanding as of December 31,	5,625,000	—

On June 24, 2025, the Board of Directors designated Kamal Anthony Hatoum (Chief Executive Officer) as option plan administrator, to serve in that position as a “committee of one” for purposes of administering and interpreting the Equity Incentive Plan.

The share-based payments in the years ended December 31, 2023, 2024 and 2025 were recognized in administrative expenses as follows:

		Year ended December 31,
		2025	2024			2023
Options granted – 2004 Option Plan	Ps.	374,991	Ps.	475,198	Ps.	244,352
Exit options granted – 2004 Option Plan		—		20,774		140,214
Options granted – 2024 Post-IPO Equity Incentive Plan		218,885		11,053		—
RSUs granted – 2024 Post-IPO Equity Incentive Plan		383,152		16,118		—
RSUs granted Liquidity Event Share Plan		1,953,194		—		—
Share-based payments	Ps.	2,930,222	Ps.	523,143	Ps.	384,566